Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE ETF TRUST
CIK	dei_EntityCentralIndexKey	0001919700
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A